Change in Non-Cash Working Capital Balances Related to Operations (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Significant Noncash Transactions [Line Items]
Accounts receivable, net	(29)	(40)	(69)
Materials and supplies	(19)	7	(15)
Other current assets	5	15	(8)
Accounts payable and accrued liabilities	41	13	116
Change in non-cash working capital	(2)	(5)	24